                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-04379

                           Plan Investment Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                               676 North St. Clair
                                   Suite 1600
                             Chicago, Illinois 60611
               (Address of Principal Executive Offices) (Zip code)

                           David P. Behnke, President
                               676 North St. Clair
                             Chicago, Illinois 60611
                     (Name and Address of Agent for Service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 951-7700

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments is as follows:

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                 MARCH 31, 2005

                                                PERCENTAGE
                                                    OF                 PAR            AMORTIZED
                                                 PORTFOLIO            (000)              COST
                                             ------------------   --------------  -------------------
-----------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                      82.2%
-----------------------------------------------------------------------------------------------------

Federal Home Loan Bank
 Discount Notes
 2.550% (04/01/05)                                                    $ 725,972        $ 725,972,000
 (Cost $725,972,000)                                                              -------------------




-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                              17.8%
-----------------------------------------------------------------------------------------------------

Goldman, Sachs & Co.
 2.900% (04/01/05)
 To be repurchased at $79,206,380
 (Collateralized by $514,760,266
 Federal National Mortgage Association Bonds &
 Federal Home Loan Mortgage Corporation Bonds
 4.00% to 10.00%; due 06/01/2009 to 02/01/2035;
 Market Value is $81,576,000                                             79,200           79,200,000


Merrill Lynch & Co.
 2.880% (04/01/05)
 To be repurchased at $78,237,258
 (Collateralized by $79,814,161
 Federal Home Loan Mortgage Corporation Bonds &,
 Federal National Mortgage Association Bonds
 4.00% to 7.00%; due 08/01/10 to 03/01/35;
 Market Value is $80,579,721.)                                           78,231           78,231,000


TOTAL REPURCHASE AGREEMENTS                                                             $157,431,000
(Cost $157,431,000)                                                               -------------------



TOTAL INVESTMENTS IN SECURITIES                   100.0%                               $ 883,403,000
 (Cost $883,403,000*)                                                             ===================

* Aggregate cost for Federal tax purposes.

------------------------------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                 MARCH 31, 2005

                                                      PERCENTAGE
                                                          OF                  PAR                    AMORTIZED
                                                       PORTFOLIO             (000)                     COST
                                                    ----------------    ----------------    ----------------------------
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                            14.0%
------------------------------------------------------------------------------------------------------------------------

BONDS
 Federal Home Loan Bank                                   2.3%
  1.425% (04/04/05)                                                             $ 3,000                     $ 3,000,000
                                                                                            ----------------------------

DISCOUNT NOTES
 Federal Home Loan Bank                                  11.7%
  2.550% (04/01/05)                                                              15,000                      15,000,000
                                                                                            ----------------------------


TOTAL GOVERNMENT AGENCY OBLIGATONS                                                                           18,000,000
(Cost  $18,000,000)                                                                         ----------------------------

------------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS                                         18.9%
------------------------------------------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT                          9.5%
 Citibank
  2.700% (05/04/05)                                                               7,000                       7,000,000
 Washington Mutual Bank
  2.810% (05/03/05)                                                               5,100                       5,100,000
                                                                                            ----------------------------
                                                                                                             12,100,000
                                                                                            ----------------------------
YANKEE CERTIFICATES OF DEPOSIT                            9.4%
 Eurohypo AG New York
  2.715% (05/04/05)                                                               7,000                       7,000,000
 Credit Suisse First Boston Bank
  2.755% (05/03/05)                                                               5,000                       5,000,000
                                                                                            ----------------------------
                                                                                                             12,000,000
                                                                                            ----------------------------

TOTAL BANK OBLIGATONS                                                                                        24,100,000
(Cost  $24,100,000)                                                                         ----------------------------

------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT                                           61.1%
------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER                                         18.6%
ASSET BACKED SECURITIES
 Brahms Funding Corp.
  2.830% (04/22/05)                                                               1,568                       1,565,411
 Dakota Notes Program
  2.800% (04/18/05)                                                               4,000                       3,994,711
 Emerald Certificates MBNA
  2.700% (04/26/05)                                                               7,000                       6,986,875
 Sedna Finance, Inc.
  2.900% (06/09/05)                                                               8,400                       8,353,310
 Yorktown Capital LLC
  2.780% (04/13/05)                                                               3,000                       2,997,220
                                                                                            ----------------------------
                                                                                                             23,897,527
                                                                                            ----------------------------

SECURITY BROKER & DEALERS                                 2.3%
 Goldman Sachs Group, Inc.
  2.300% (04/26/05)                                                               3,000                       2,994,333
                                                                                            ----------------------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                 MARCH 31, 2005
                                   (Continued)

                                                      PERCENTAGE
                                                          OF                  PAR                    AMORTIZED
                                                       PORTFOLIO             (000)                     COST
                                                    ----------------    ----------------    ----------------------------
------------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT (CONTINUED)
------------------------------------------------------------------------------------------------------------------------

LIFE INSURANCE                                           3.9%
 Prudential Funding LLC
  2.800%  (05/03/05)                                                            $ 5,000                     $ 4,987,556
                                                                                            ----------------------------


NOTES & BONDS                                            5.3%
BANKS
 Citigroup Global Markets
  2.6800% (04/04/05)                                                                850                         850,000
 Wells Fargo & Co.
  2.7662% (04/04/05)                                                              6,000                       6,000,000
                                                                                            ----------------------------
                                                                                                              6,850,000
                                                                                            ----------------------------

LIFE INSURANCE                                           5.5%
 ING Security Life Institutional Funding
  2.84% (04/28/05)                                                                1,500                       1,500,187
 Met Life Global Funding, Inc.
  2.89% (04/29/05)                                                                5,500                       5,500,000
                                                                                            ----------------------------
                                                                                                              7,000,187
                                                                                            ----------------------------
SECURITY BROKER & DEALERS                                6.5%
 Greenwich Capital Holdings, Inc.
  2.81% (04/25/05)                                                                7,100                       7,100,000
 Racers Trust 2004-6-MM
  2.85% (04/22/05)                                                                1,290                       1,290,000
                                                                                            ----------------------------
                                                                                                              8,390,000
                                                                                            ----------------------------
SHORT TERM BUSINESS CREDIT INSTITUTIONS                  5.9%
 General Electric Capital Exl.
  2.86% (04/11/05)                                                                7,500                       7,508,733
                                                                                            ----------------------------

VARIABLE RATE DEMAND NOTES                              13.1%
 Brosis Finance LLC
  2.65% (04/06/05)                                                                2,900                       2,900,000
 Chesterfield County VA Industrial
 Development Authority Revenue Bonds
  2.85% (04/07/05)                                                                5,000                       5,000,000
 MUBEA, Inc. Series 1999
  2.90% (04/07/05)                                                                4,400                       4,400,000
  2.90% (04/07/05)                                                                3,000                       3,000,000
 St. Louis MO Industrial Development
 Authority Revenue Bonds
  3.03% (04/07/05)                                                                1,545                       1,545,000
                                                                                            ----------------------------
                                                                                                             16,845,000
                                                                                            ----------------------------

TOTAL CORPORATE DEBT                                                                                         78,473,336
(Cost $78,473,336)                                                                          ----------------------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                 MARCH 31, 2005
                                   (Concluded)

                                                      PERCENTAGE
                                                          OF                  PAR                    AMORTIZED
                                                       PORTFOLIO             (000)                     COST
                                                    ----------------    ----------------    ----------------------------
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                    6.0%
------------------------------------------------------------------------------------------------------------------------

Merrill Lynch & Co.                                      2.9%
 2.88% (04/01/05)
 To be repurchased at $3,642,291
 (Collateralized by $3,665,000
 Federal National Mortgage Association STRIPS, 6.00%;
 due 03/01/35; Market Value is $3,754,731.)                                     $ 3,642                     $ 3,642,000
 (Cost $3,642,000)                                                                           ----------------------------


 UBS Securities LLC                                      3.1%
 2.89% (04/01/05)
 To be repurchased at $4,000,321
 Federal National Mortgage Association STRIPS,
 due 09/01/33; Market Value is $4,121,507.)
 (Cost $4,000,000.)                                                               4,000                       4,000,000
                                                                                            ----------------------------


 TOTAL REPURCHASE AGREEMENTS                                                                                 $7,642,000
 (Cost $7,642,000)                                                                          ----------------------------


TOTAL INVESTMENTS IN SECURITIES                        100.0%                                             $ 128,215,336
 (Cost $128,215,336*)                                                                       ----------------------------

* Aggregate cost for Federal tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.


By:   /s/ David P. Behnke
   --------------------------------------------
Name:    David P. Behnke
Title:   President and Chief Executive Officer
Date:    May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ David P. Behnke
   --------------------------------------------
Name:    David P. Behnke
Title:   Principal Executive Officer
Date:    May 20, 2005


By:   /s/ Dale E. Palka
   -----------------------------------------
Name:    Dale E. Palka
Title:   Principal Financial Officer
Date:    May 20, 2005